Cover	May 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity File Number	001-41155
Entity Registrant Name	KAIROUS ACQUISITION CORP. LIMITED
Entity Central Index Key	0001865468
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 9-3, Oval Tower @ Damansara,
Entity Address, Address Line Two	No. 685, Jalan Damansara,
Entity Address, Address Line Three	60000 Taman Tun Dr. Ismail,
Entity Address, City or Town	Kuala Lumpur,
Entity Address, Country	MY
City Area Code	603
Local Phone Number	7733 9340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value, one-half (1/2) of one redeemable warrant and one right entitling the holder to receive one-tenth of one ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value,
Trading Symbol	KACLU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	KACL
Redeemable warrants, each exercisable for one ordinary share at an exercise price of $11.50 included as part of the units
Title of 12(b) Security	Redeemable warrants, each exercisable for one ordinary share at an exercise price of $11.50 included as part of the units
Trading Symbol	KACLW
Rights, each to receive one-tenth of one ordinary share
Title of 12(b) Security	Rights, each to receive one-tenth of one ordinary share
Trading Symbol	KACLR